SHAREHOLDERS' EQUITY	6 Months Ended
Jun. 30, 2021
Stockholders' Equity Note [Abstract]
SHAREHOLDERS' EQUITY
NOTE 5 -    SHAREHOLDERS' EQUITY

The following changes occurred during the six months ended June 30, 2021:

   1.                During the first quarter of 2021, certain investors from the warrants exercise transaction in July 2020 and the April-May 2020 registered direct offerings exercised warrants at exercise prices ranging from $0.75-$0.80 per share, for total gross proceeds to the Company of approximately $19,240. As a result, the Company issued an aggregate 24,204,682 ordinary shares.

   2.                On June 30, 2021, the Company entered into a definitive agreement with several institutional and accredited investors for the purchase and sale of 25,925,926 of the Company's ordinary shares and accompanying short-term warrants to purchase up to an aggregate of 25,925,926 of the Company's ordinary shares in a registered direct offering. The registered direct offering was consummated on July 2, 2021, see Note 8.